Other payables and accrued expenses	12 Months Ended
Dec. 31, 2018
Other payables and accrued expenses

Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.

	2018	2017
	US$’000	US$’000

Dividend payables	80	84
Deposits received from customers	73	157
Rental deposit received	5	7
Amounts due to related parties	-	20
Other payables	1,068	723
Other tax payables	24	10
	1,250	1,001

ZHEJIANG TIANLAN
Other payables and accrued expenses
	2018	2017
	RMB’000	RMB’000

Accrued expenses	5,348	10,751
Other payables	1,829	1,076
Deferred income	9,201	7,846
	16,378	19,673